Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2015
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Global X MLP ETF (Prospectus Summary) | Global X MLP ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MLP ETF
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The current index is the Solactive MLP Composite Index (the “Current Index”). Solactive AG, the index provider, has created the Solactive MLP Infrastructure Index (the “New Index”). The Current Index is a composite MLP index that includes MLPs engaged in “upstream”, “midstream”, and “downstream” activities, including the transportation, storage, processing, refining, marketing, exploration, production, and mining of natural resources. The New Index, although currently consisting of many of the same securities as the Current Index, only includes MLPs engaged in “midstream” activity, which includes the transportation, storage, and processing of natural resources.
Label	rr_AverageAnnualReturnLabel	Solactive MLP Infrastructure Index